UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2012


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2012



[LOGO OF USAA]
   USAA(R)

                                             [GRAPHIC OF USAA MONEY MARKET FUND]

 ================================================

     SEMIANNUAL REPORT
     USAA MONEY MARKET FUND
     JANUARY 31, 2012

 ================================================

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

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PRESIDENT'S MESSAGE

"I EXPECT A "STRUGGLE THROUGH" RECOVERY IN 2012
AS THE U.S. ECONOMY CONTINUES TO GROW SLOWLY,      [PHOTO OF DANIEL S. McNAMARA]
SOMETIMES IN FITS AND STARTS."

--------------------------------------------------------------------------------

FEBRUARY 2012

Although U.S. economic growth was strong during the fourth quarter of 2011, results for the six-month reporting period and for the 2011 calendar year were more modest. The expansion was an on-again, off-again affair, a blend of good news and disappointment. This "muddle-through" recovery has not been surprising given the balance sheet recession we experienced after the 2008 financial crisis. That recession, unlike any other since World War II, was precipitated by the bursting of a financial bubble, which led in turn to a pullback in spending as consumers and businesses sought to reduce their debt burdens.

In support of the economy, the Federal Reserve (the Fed) cut interest rates to extraordinarily low levels. Many businesses took advantage of low interest rates to restructure their balance sheets. However, for most individuals, this effort is a work in progress. As a result, I expect a "struggle through" recovery in 2012 as the U.S. economy continues to grow slowly. At the same time, there is a long list of known worries, among them the weak housing market, sluggish job growth, and growing international risks.

In the European Union (EU), policymakers are providing significant monetary stimulus, buying time for the EU's weakest members to regain fiscal balance. Many of these nations are weighed down by a staggering amount of debt. Fortunately, at the time of this writing, there are tentative signs that EU nations are benefiting from the stimulus efforts. In addition, Greece appeared to be making progress on restructuring its debt obligations, while pressure was easing on European banks, which hold a significant amount of sovereign debt.

Meanwhile, economic growth outside the United States is decelerating. According to forecasts by the International Monetary Fund, Europe is falling into a recession. The Bank of Japan has indicated that economic growth is slowing and that Japan's economy may enter a recession. China's economy, which has experienced double-digit growth in recent years, hit a soft patch during 2011 and seems likely to grow more slowly in the future.

In the face of weakening economic growth, central bankers around the world continue to keep interest rates extremely low. I believe this has set up an inflation/deflation tug of war between central banks, which are trying to re-ignite economic growth, and businesses and consumers, who are trying to

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

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deleverage their balance sheets. It remains to be seen whether inflation or deflation prevails over the long run.

How might this affect the financial markets? Some observers have suggested that because of central banks' monetary intervention, market performance could diverge from economic performance. This "decoupling" thesis has yet to be proven, but if correct, it suggests that the markets may perform well even as the economy continues to struggle.

Looking ahead, the U.S. economy is likely to grow, though at a slower pace than many of us might like. The Fed, which is determined to keep the expansion from stalling, announced in January that it expected to hold interest rates at low levels until the end of 2014. The announcement has led some observers to speculate about a third round of quantitative easing. While we cannot know what the Fed will actually do, investors should be prepared for an extended period -- longer than we thought in the autumn of 2011 -- of low interest rates.

In this environment, investors have a difficult choice. They can choose to be conservative and look to money market funds, which are earning only slightly more than zero -- less than the current inflation rate. Or, they can assume more risk, perhaps more than they might otherwise do, for the potential of an enhanced return. I recommend they make the decision in the context of an investment plan based on their goals, time horizon, and risk tolerance. If you would like help reviewing your investment plan, please call one of our USAA service representatives. They are available to help you free of charge.

From all of us at USAA Asset Management Company*, I'd like to thank you for your continued confidence in us. We appreciate the opportunity to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

*Effective January 1, 2012, USAA Asset Management Company began advising each series of USAA Mutual Funds Trust, replacing USAA Investment Management Company.

ALL EQUITY INVESTMENTS ENTAIL RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND INDIVIDUAL STOCKS MAY BE MORE VOLATILE THAN OTHER INVESTMENTS AND PROVIDE LESS INCOME.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

As interest rates rise, bond prices fall.

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

SHAREHOLDER VOTING RESULTS                                                    9

FINANCIAL INFORMATION

   Portfolio of Investments                                                  10

   Notes to Portfolio of Investments                                         30

   Financial Statements                                                      34

   Notes to Financial Statements                                             37

EXPENSE EXAMPLE                                                              45

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2012, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA MONEY MARKET FUND (THE FUND) HAS AN INVESTMENT OBJECTIVE OF THE HIGHEST INCOME CONSISTENT WITH PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund's principal investment strategy is to invest its assets in high-quality, U.S. dollar-denominated, short-term debt securities of domestic and foreign issuers that have been determined to present minimal credit risk and comply with strict Securities and Exchange Commission (SEC) guidelines applicable to money market funds.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's applicable rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at (800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGER'S COMMENTARY ON THE FUND

TONY ERA                                                     [PHOTO OF TONY ERA]
USAA Asset Management Company
--------------------------------------------------------------------------------

o HOW DID THE USAA MONEY MARKET FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    For the six-month reporting period ended January 31, 2012, the seven-day yield on the Fund remained at 0.01%. The total return for the same period was 0.02%, compared to an average of 0.01% for all money market funds ranked by iMoneyNet, Inc.

o WHAT WERE MARKET CONDITIONS DURING THE REPORTING PERIOD, AND HOW DID THEY AFFECT THE MONEY MARKETS?

    The U.S. economy grew slowly during the reporting period. Unemployment declined slightly as job growth improved. The housing market remained weak and a large supply of unsold homes remained in the pipeline. In response, the Federal Reserve (the Fed), seeking to boost economic activity, announced it would extend the maturity of its portfolio of securities by selling shorter-term bonds and buying intermediate- and longer-term maturities, an action that the market dubbed "Operation Twist." It also said it would hold short-term rates near zero at least through 2014.

    Refer to page 6 for benchmark definitions.

    Past performance is no guarantee of future results.

================================================================================

2  | USAA MONEY MARKET FUND

================================================================================

    Europe's financial problems remained a lingering concern, continuing to weigh on investor sentiment throughout the reporting period. Despite numerous meetings and conferences in an attempt to find a solution, the Greek debt crisis continued and threatened to spread to other countries, including some of the European Union's (EU) larger economies such as Italy and Spain. Credit ratings agencies have already downgraded several countries' credit ratings and have placed others on credit watch. The EU's fiscal woes also posed a danger to European financial institutions that hold European sovereign debt. In this environment, investors favored the safety and quality of U.S. assets, particularly U.S. Treasuries. The safe-haven appeal of these securities remained undiminished even in the midst of a contentious debate in the U.S. Congress over the U.S. debt ceiling and the subsequent downgrade of U.S. government debt by a major credit rating agency.

o   WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

    We continued to favor investments in variable-rate demand notes (VRDNs). The instruments offer attractive yields relative to many of the other types of securities in which the Fund can invest. They also provide the Fund with a desirable level of liquidity. The VRDNs owned by the Fund have interest rates that generally reset daily or weekly. They also have a demand feature, often backed by liquidity provided by a financial institution, that allows us to sell them back to issuers at par value (100% face value) with a notice of seven days or less. As a result, when interest rates begin to rise, VRDNs will allow us to capture higher yields quickly while retaining their liquidity benefits.

    We continued to seek opportunities in high-quality securities that offer attractive relative value, particularly those we believe have been overlooked by investors. Because of persistently low interest

    Variable rate demand notes (VRDNs) are securities which the interest rate is reset periodically; typically weekly, although reset intervals may vary.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

    rates, there were limited opportunities to extend the weighted average maturity of the Fund. Consequently, the Fund's weighted average maturity
    (WAM) remained short, ending the reporting period at 14 days.

o   WHAT IS THE OUTLOOK?

    At the end of the reporting period, the U.S. economy was showing signs of improvement. Although we expect the slow-growth recovery to continue, economic conditions are likely to remain weak. The Fed has said it intends to keep short-term interest rates low through 2014, which has led to speculation about a third round of quantitative easing.

    In this low interest rate environment, we plan to continue managing the Fund to preserve your principal and maximize the income you receive. Once rates start rising, we will look for attractive opportunities to extend the Fund's weighted average maturity.

    Thank you for allowing us to serve your investment needs. We appreciate your continued confidence in us.

================================================================================

4  | USAA MONEY MARKET FUND

================================================================================

INVESTMENT OVERVIEW

USAA MONEY MARKET FUND (Ticker Symbol: USAXX)


--------------------------------------------------------------------------------
                                          1/31/12                  7/31/11
--------------------------------------------------------------------------------

Net Assets                           $4,935.2 Million          $5,020.7 Million
Net Asset Value Per Share                  $1.00                     $1.00
Dollar-Weighted Average
Portfolio Maturity(+)                     14 Days                   15 Days


(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.


--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 1/31/12
--------------------------------------------------------------------------------
7/31/11 to 1/31/12*       1 Year       5 Years       10 Years       7-Day Yield

        0.02%              0.03%        1.62%          1.91%           0.01%


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
   1 Year                         5 Years                         10 Years

    0.01%                          1.70%                            1.92%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/11**
--------------------------------------------------------------------------------

                                       0.65%


*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                           o 7-DAY YIELD COMPARISON o

                        [CHART OF 7-DAY YIELD COMPARISON]

                             USAA MONEY MARKET
                                   FUND                       IMONEYNET AVERAGE
 1/25/2011                         0.01%                            0.02%
 2/22/2011                         0.01                             0.02
 3/29/2011                         0.01                             0.02
 4/26/2011                         0.01                             0.01
 5/31/2011                         0.01                             0.01
 6/28/2011                         0.01                             0.01
 7/26/2011                         0.01                             0.01
 8/30/2011                         0.01                             0.01
 9/27/2011                         0.01                             0.01
10/25/2011                         0.01                             0.01
11/29/2011                         0.01                             0.01
12/27/2011                         0.01                             0.01
 1/31/2012                         0.01                             0.01

                                   [END CHART]

       Data represent the last Tuesday of each month. Ending date 1/31/12.

The graph tracks the USAA Money Market Fund's seven-day yield against iMoneyNet, Inc. Money Fund Averages(TM)/First Tier, an average of first-tier major money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

Past performance is no guarantee of future results.

================================================================================

6  | USAA MONEY MARKET FUND

================================================================================

                      o CUMULATIVE PERFORMANCE OF $10,000 o

                        [CHART OF CUMULATIVE PERFORMANCE]

                                                          USAA MONEY MARKET FUND
 1/31/2002                                                     $10,000.00
 2/28/2002                                                      10,012.36
 3/31/2002                                                      10,025.91
 4/30/2002                                                      10,039.27
 5/31/2002                                                      10,053.48
 6/30/2002                                                      10,065.46
 7/31/2002                                                      10,078.30
 8/31/2002                                                      10,091.90
 9/30/2002                                                      10,103.57
10/31/2002                                                      10,116.48
11/30/2002                                                      10,127.89
12/31/2002                                                      10,138.04
 1/31/2003                                                      10,148.24
 2/28/2003                                                      10,156.82
 3/31/2003                                                      10,164.77
 4/30/2003                                                      10,172.96
 5/31/2003                                                      10,181.54
 6/30/2003                                                      10,188.35
 7/31/2003                                                      10,194.26
 8/31/2003                                                      10,200.35
 9/30/2003                                                      10,205.89
10/31/2003                                                      10,211.90
11/30/2003                                                      10,216.93
12/31/2003                                                      10,222.66
 1/31/2004                                                      10,227.87
 2/29/2004                                                      10,232.89
 3/31/2004                                                      10,238.10
 4/30/2004                                                      10,243.66
 5/31/2004                                                      10,248.62
 6/30/2004                                                      10,254.44
 7/31/2004                                                      10,261.72
 8/31/2004                                                      10,270.15
 9/30/2004                                                      10,280.07
10/31/2004                                                      10,291.38
11/30/2004                                                      10,303.86
12/31/2004                                                      10,319.85
 1/31/2005                                                      10,334.90
 2/28/2005                                                      10,350.92
 3/31/2005                                                      10,370.13
 4/30/2005                                                      10,390.84
 5/31/2005                                                      10,412.15
 6/30/2005                                                      10,434.92
 7/31/2005                                                      10,459.76
 8/31/2005                                                      10,486.13
 9/30/2005                                                      10,515.29
10/31/2005                                                      10,543.48
11/30/2005                                                      10,574.43
12/31/2005                                                      10,610.73
 1/31/2006                                                      10,642.88
 2/28/2006                                                      10,676.00
 3/31/2006                                                      10,716.30
 4/30/2006                                                      10,751.77
 5/31/2006                                                      10,792.52
 6/30/2006                                                      10,835.97
 7/31/2006                                                      10,876.85
 8/31/2006                                                      10,921.45
 9/30/2006                                                      10,966.20
10/31/2006                                                      11,009.65
11/30/2006                                                      11,053.31
12/31/2006                                                      11,101.63
 1/31/2007                                                      11,144.21
 2/28/2007                                                      11,185.34
 3/31/2007                                                      11,232.40
 4/30/2007                                                      11,275.11
 5/31/2007                                                      11,321.00
 6/30/2007                                                      11,366.80
 7/31/2007                                                      11,411.35
 8/31/2007                                                      11,462.86
 9/30/2007                                                      11,504.20
10/31/2007                                                      11,549.00
11/30/2007                                                      11,592.95
12/31/2007                                                      11,635.07
 1/31/2008                                                      11,672.98
 2/29/2008                                                      11,703.97
 3/31/2008                                                      11,731.27
 4/30/2008                                                      11,758.36
 5/31/2008                                                      11,786.06
 6/30/2008                                                      11,809.52
 7/31/2008                                                      11,833.10
 8/31/2008                                                      11,857.58
 9/30/2008                                                      11,887.94
10/31/2008                                                      11,928.77
11/30/2008                                                      11,950.66
12/31/2008                                                      11,970.46
 1/31/2009                                                      11,985.20
 2/28/2009                                                      11,996.97
 3/31/2009                                                      12,009.38
 4/30/2009                                                      12,020.56
 5/31/2009                                                      12,032.82
 6/30/2009                                                      12,043.77
 7/31/2009                                                      12,053.39
 8/31/2009                                                      12,059.69
 9/30/2009                                                      12,063.96
10/31/2009                                                      12,066.95
11/30/2009                                                      12,068.49
12/31/2009                                                      12,071.31
 1/31/2010                                                      12,071.50
 2/28/2010                                                      12,071.59
 3/31/2010                                                      12,071.69
 4/30/2010                                                      12,071.80
 5/31/2010                                                      12,071.90
 6/30/2010                                                      12,071.99
 7/31/2010                                                      12,072.10
 8/31/2010                                                      12,072.20
 9/30/2010                                                      12,072.30
10/31/2010                                                      12,072.40
11/30/2010                                                      12,072.50
12/31/2010                                                      12,073.96
 1/31/2011                                                      12,074.06
 2/28/2011                                                      12,074.15
 3/31/2011                                                      12,074.25
 4/30/2011                                                      12,074.36
 5/31/2011                                                      12,074.46
 6/30/2011                                                      12,074.55
 7/31/2011                                                      12,074.65
 8/31/2011                                                      12,074.76
 9/30/2011                                                      12,074.86
10/31/2011                                                      12,074.96
11/30/2011                                                      12,075.06
12/31/2011                                                      12,075.16
 1/31/2012                                                      12,077.34

                                   [END CHART]

                       Data from 1/31/02 through 1/31/12.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Money Market Fund.

Past performance is no guarantee of future results. The cumulative performance quoted assumes reinvestment of all net investment income and realized capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For seven-day yield information, please refer to the Fund's investment overview page.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                         o PORTFOLIO MIX -- 1/31/2012 o

                          [PIE CHART OF PORTFOLIO MIX]

VARIABLE-RATE DEMAND NOTES                                                76.4%
COMMERCIAL PAPER                                                          20.6%
FIXED-RATE INSTRUMENTS                                                     1.4%
PUT BONDS                                                                  0.9%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 10-29.

================================================================================

8  | USAA MONEY MARKET FUND

================================================================================

SHAREHOLDER VOTING RESULTS

--------------------------------------------------------------------------------

On November 10, 2011, a meeting of shareholders was held to vote on a number of proposals relating to certain USAA mutual funds. However, all shareholders of record on September 16, 2011, were entitled to vote on the proposal shown below. The proposal was approved by the shareholders.

PROPOSAL

Election of new members to the Funds' Board of Trustees including the re-election of Robert L. Mason, Ph.D. and Michael F. Reimherr became effective January 1, 2012.

                             NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
TRUSTEES                                    FOR                   VOTES WITHHELD
--------------------------------------------------------------------------------
Thomas F. Eggers                       6,660,811,393                63,843,596
Daniel S. McNamara                     6,665,041,690                59,613,299
Robert L. Mason, Ph.D.                 6,673,454,396                51,200,593
Michael F. Reimherr                    6,655,017,938                69,637,051
Paul L. McNamara                       6,652,482,258                72,172,731
Barbara B. Ostdiek, Ph.D.              6,650,120,137                74,534,852

================================================================================

                                                 SHAREHOLDER VOTING RESULTS |  9

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)         SECURITY                                            DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (1.4%)

              GENERAL OBLIGATION (1.4%)
  $ 12,500    California State                                        2.00%       6/26/2012     $   12,580
     3,000    Le Sueur Henderson ISD (NBGA)                           1.00        9/12/2012          3,010
     4,500    Litchfield ISD (NBGA)                                   1.00        9/13/2012          4,516
     4,585    Minnetonka ISD (NBGA)                                   1.00        8/18/2012          4,599
    16,650    North Syracuse CSD                                      1.00        8/17/2012         16,691
     8,106    Oswego City School District                             1.25        6/29/2012          8,124
     8,595    South Euclid                                            1.38        9/26/2012          8,641
     7,870    Wichita(a)                                              0.75        2/07/2013          7,876
                                                                                                ----------
              Total Fixed-Rate Instruments (cost: $66,037)                                          66,037
                                                                                                ----------

              COMMERCIAL PAPER (20.6%)

              ASSET-BACKED FINANCING (3.3%)
    15,771    Fairway Finance Corp.(b),(c)                            0.12        2/06/2012         15,771
    10,134    Fairway Finance Corp.(b),(c)                            0.19        2/10/2012         10,133
    30,000    Manhattan Asset Funding Co.(b),(c)                      0.20        2/09/2012         29,999
    30,000    Manhattan Asset Funding Co.(b),(c)                      0.20        2/14/2012         29,998
    30,000    Victory Receivables Corp.(b),(c)                        0.18        2/08/2012         29,999
    20,322    Victory Receivables Corp.(b),(c)                        0.15        2/13/2012         20,321
    25,000    Working Capital Management Co.(b),(c)                   0.32        2/15/2012         24,997
                                                                                                ----------
                                                                                                   161,218
                                                                                                ----------
              DIVERSIFIED BANKS (1.2%)
    25,000    Gotham Funding Corp. ABS(b),(c)                         0.18        2/01/2012         25,000
    32,000    Gotham Funding Corp. ABS(b),(c)                         0.14        2/06/2012         31,999
                                                                                                ----------
                                                                                                    56,999
                                                                                                ----------
              EDUCATION (4.4%)
    15,000    Board of Regents of Univ. of Texas                      0.08        2/13/2012         15,000
    15,000    Board of Regents of Univ. of Texas                      0.10        3/01/2012         15,000
    15,000    Board of Regents of Univ. of Texas                      0.10        3/02/2012         15,000
    40,000    Board of Regents of Univ. of Texas                      0.19        3/16/2012         40,000
    28,880    Board of Trustees of Michigan State Univ.               0.08        2/06/2012         28,880
    28,500    Board of Trustees of Michigan State Univ.               0.14        2/13/2012         28,500
    31,000    Leland Stanford, Jr. Univ.                              0.19        3/09/2012         30,994
    24,918    Maryland Health and Higher Educational
                Facilities Auth.                                      0.08        4/03/2012         24,918

================================================================================

10  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)         SECURITY                                            DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 4,191    Univ. of Virginia                                       0.08%       2/02/2012     $    4,191
    15,150    Yale Univ.                                              0.17        2/17/2012         15,149
                                                                                                ----------
                                                                                                   217,632
                                                                                                ----------
              EDUCATION SERVICES (0.8%)
    15,000    Baylor Univ.                                            0.08        2/14/2012         15,000
    17,000    Cornell Univ.                                           0.22        2/27/2012         16,997
     5,000    Cornell Univ.                                           0.23        3/22/2012          4,998
                                                                                                ----------
                                                                                                    36,995
                                                                                                ----------
              ELECTRIC/GAS UTILITIES (1.5%)
    14,825    New York Power Auth.                                    0.25        2/09/2012         14,824
    17,614    New York Power Auth.                                    0.12        3/14/2012         17,612
    14,583    South Carolina Public Service Auth.                     0.22        3/15/2012         14,583
    12,000    South Carolina Public Service Auth.                     0.23        3/16/2012         12,000
    14,500    South Carolina Public Service Auth.                     0.22        3/19/2012         14,500
                                                                                                ----------
                                                                                                    73,519
                                                                                                ----------
              GENERAL OBLIGATION (1.5%)
    20,500    Houston                                                 0.15        2/07/2012         20,500
     5,000    Houston                                                 0.11        3/02/2012          5,000
     5,000    Houston                                                 0.11        3/05/2012          5,000
    19,500    Houston                                                 0.08        3/06/2012         19,500
    10,000    Houston                                                 0.11        3/06/2012         10,000
    10,000    Houston                                                 0.19        3/28/2012         10,000
     3,200    Texas Public Finance Auth.                              0.20        2/01/2012          3,200
     3,200    Texas Public Finance Auth.                              0.22        2/01/2012          3,200
                                                                                                ----------
                                                                                                    76,400
                                                                                                ----------
              HEALTH CARE FACILITIES (0.6%)
    31,429    Trinity Health Corp.                                    0.12        3/01/2012         31,426
                                                                                                ----------
              HOSPITAL (3.3%)
    59,049    Catholic Health Initiatives                             0.25        2/16/2012         59,049
     7,900    Catholic Health Initiatives                             0.30        3/02/2012          7,900
    64,250    Catholic Health Initiatives                             0.25        3/27/2012         64,250
    11,600    Catholic Health Initiatives                             0.28        4/04/2012         11,600
    20,000    Inova Health System                                     0.22        4/10/2012         19,991
                                                                                                ----------
                                                                                                   162,790
                                                                                                ----------
              MUNICIPAL FINANCE (1.8%)
    90,650    Vermont EDA (LOC - JPMorgan Chase Bank, N.A.)           0.17        2/07/2012         90,650
                                                                                                ----------
              SALES TAX (1.6%)
    30,000    Dallas Area Rapid Transit                               0.13        2/02/2012         30,000
     5,000    Dallas Area Rapid Transit                               0.13        2/03/2012          5,000
    10,000    Dallas Area Rapid Transit                               0.20        3/12/2012         10,000

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)         SECURITY                                            DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $35,000    Dallas Area Rapid Transit                               0.25%        3/15/2012    $   35,000
                                                                                                ----------
                                                                                                    80,000
                                                                                                ----------
              SOFT DRINKS (0.3%)
    15,000    Coca-Cola Co.(b),(c)                                    0.10         4/16/2012        14,997
                                                                                                ----------
              SPECIAL ASSESSMENT/TAX/FEE (0.3%)
    14,000    Regional Transportation Auth.
                (LOC - JPMorgan Chase Bank, N.A.)                     0.15         3/29/2012        14,000
                                                                                                ----------
              Total Commercial Paper (cost: $1,016,626)                                          1,016,626
                                                                                                ----------
              PUT BONDS (0.9%)

              BUILDINGS (0.3%)
    15,000    New York Liberty Dev. Corp.                             0.27        12/01/2049        15,000
                                                                                                ----------
              GENERAL OBLIGATION (0.2%)
    10,000    Houston ISD (LIQ)(NBGA)                                 0.57         6/15/2031        10,000
                                                                                                ----------
              HOSPITAL (0.4%)
    20,000    California Statewide Communities Dev. Auth.             0.38         4/01/2037        20,000
                                                                                                ----------
              Total Put Bonds (cost: $45,000)                                                       45,000
                                                                                                ----------
              VARIABLE-RATE DEMAND NOTES (76.4%)

              AGRICULTURAL PRODUCTS (1.3%)
     5,130    Bybee Foods, LLC (LOC - Key Bank, N.A.)                 0.45        11/01/2026         5,130
     2,100    Dallam County IDC (LOC - Wells Fargo Bank, N.A.)        0.13         1/01/2027         2,100
    15,000    Indiana Finance Auth.                                   0.12         6/01/2041        15,000
    35,000    Iowa Finance Auth.                                      0.12         6/01/2039        35,000
     3,570    Washington Economic Dev. Finance Auth.
                (LOC - Wells Fargo Bank, N.A.)                        0.14         9/01/2032         3,570
     3,575    Yakima County Public Corp. (LOC - Key Bank, N.A.)       0.32         4/01/2018         3,575
                                                                                                ----------
                                                                                                    64,375
                                                                                                ----------
              AIRLINES (0.8%)
    38,900    Chicago-O'Hare International Airport
                (LOC - Bayerische Landesbank)                         0.18         5/01/2035        38,900
                                                                                                ----------
              AIRPORT SERVICES (0.5%)
     9,785    Holland-Sheltair Aviation Funding, LLC
                (LOC - Federal Home Loan Bank of Atlanta)             0.16         5/01/2035         9,785
    13,835    Holland-Sheltair Aviation Funding, LLC
                (LOC - Federal Home Loan Bank of Atlanta)             0.16         5/01/2048        13,835
                                                                                                ----------
                                                                                                    23,620
                                                                                                ----------
              AIRPORT/PORT (1.7%)
     9,525    Chicago Midway Airport (LOC - JPMorgan Chase
                Bank, N.A.)                                           0.10         1/01/2025         9,525

================================================================================

12  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)         SECURITY                                            DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $35,000    Clark County (LOC - Landesbank
                Baden-Wurttemberg)                                    0.35%        7/01/2029    $   35,000
    25,000    Clark County (LOC - Landesbank
                Baden-Wurttemberg)                                    0.40         7/01/2029        25,000
     4,775    Dallas Fort Worth International Airport
                (INS)(LIQ)(b)                                         0.38        11/01/2029         4,775
     9,000    Denver City and County Airport System
                (LOC - Lloyds TSB Bank plc)                           0.20        11/15/2025         9,000
                                                                                                ----------
                                                                                                    83,300
                                                                                                ----------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
     5,845    St. Charles Parish (LOC - Capital One, N.A.)            0.80         9/01/2024         5,845
                                                                                                ----------
              APPROPRIATED DEBT (1.8%)
    58,885    Allegheny County (INS)(LIQ)                             0.24        11/01/2039        58,885
    15,395    Emmaus General Auth. (INS)(LIQ)                         0.12        12/01/2028        15,395
    15,000    Michigan Building Auth. (INS)(LIQ)(b)                   0.28        10/15/2014        15,000
                                                                                                ----------
                                                                                                    89,280
                                                                                                ----------
              ASSET-BACKED FINANCING (1.3%)
    43,200    North Texas Higher Education Auth., Inc.
                (LOC - Bank of America, N.A.)(LOC - Lloyds
                TSB Bank plc)                                         0.33         6/01/2045        43,200
    21,600    North Texas Higher Education Auth., Inc.
                (LOC - Bank of America, N.A.)
                (LOC - Lloyds TSB Bank plc)                           0.33        12/01/2046        21,600
                                                                                                ----------
                                                                                                    64,800
                                                                                                ----------
              AUTO PARTS & EQUIPMENT (0.2%)
     2,605    Dayton Wheel Concepts, Inc.
                (LOC - PNC Bank, N.A.)                                0.23         5/01/2024         2,605
     5,215    Illinois Finance Auth. (LOC - Federal Home Loan
                Bank of Chicago)                                      0.33         7/01/2040         5,215
                                                                                                ----------
                                                                                                     7,820
                                                                                                ----------
              AUTOMOBILE MANUFACTURERS (0.2%)
    10,880    Franklin IDB (LOC - Fifth Third Bank)                   0.44         4/01/2030        10,880
                                                                                                ----------
              AUTOMOTIVE RETAIL (0.1%)
     4,494    Kenwood Lincoln-Mercury, Inc.
                (LOC - PNC Bank, N.A.)                                0.23         5/01/2015         4,494
     2,510    Kenwood Lincoln-Mercury, Inc.
                (LOC - PNC Bank, N.A.)                                0.23         3/01/2021         2,510
                                                                                                ----------
                                                                                                     7,004
                                                                                                ----------
              BIOTECHNOLOGY (0.2%)
    11,500    Westgate Investment Fund, LLC
                (LOC - Wells Fargo Bank, N.A.)                        0.20         2/01/2012        11,500
                                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)         SECURITY                                            DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
              BROADCASTING (0.0%)
   $ 2,100    New Jersey EDA (LOC - JPMorgan
                Chase Bank, N.A.)                                     0.25%       10/01/2021    $    2,100
                                                                                                ----------
              BUILDING PRODUCTS (1.3%)
     4,340    Atchison (LOC - Key Bank, N.A.)                         0.32         1/01/2033         4,340
     4,105    Cornell Iron Works, Inc.
                (LOC - Bank of America, N.A.)                         0.25         4/01/2019         4,105
     3,470    Delaware EDA (LOC - Key Bank, N.A.)                     0.32         4/01/2023         3,470
     4,800    Manhattan IDB (LOC - JPMorgan Chase
                Bank, N.A.)                                           0.19         4/01/2028         4,800
     6,785    Moondance Enterprises, LP
                (LOC - PNC Bank, N.A.)                                0.23        11/01/2020         6,785
     4,355    Schmitz Ready Mix, Inc. (LOC - Federal Home
                Loan Bank of Chicago)                                 0.25         4/01/2046         4,355
     2,700    Sheridan (LOC - PNC Bank, N.A.)                         0.12         8/01/2020         2,700
     3,150    Tazewell County IDA (LOC - PNC Bank, N.A.)              0.12         2/01/2017         3,150
    12,000    Union County (LOC - SunTrust Bank)(d)                   0.45        10/01/2027        12,000
     3,490    Vulcan, Inc. (LOC - Branch Banking & Trust Co.)         0.23         7/01/2021         3,490
    10,000    Warren County (LOC - JPMorgan Chase
                Bank, N.A.)                                           0.21        12/01/2031        10,000
     2,800    West Des Moines (LOC - Wells Fargo Bank, N.A.)          0.27         4/01/2025         2,800
                                                                                                ----------
                                                                                                    61,995
                                                                                                ----------
              BUILDINGS (0.9%)
    12,085    Delos, LLC (LOC - Sovereign Bank)                       0.75         3/01/2037        12,085
    33,000    Miami-Dade County IDA (LOC - Manufacturers &
                Traders Trust Co.)                                    0.13        11/01/2042        33,000
       460    Security Partners, LP (LOC - Wells Fargo
                Bank, N.A.)                                           0.25         3/15/2012           460
                                                                                                ----------
                                                                                                    45,545
                                                                                                ----------
              COMMERCIAL PRINTING (0.2%)
     2,240    John E. Staten Properties, Inc.
                (LOC - PNC Bank, N.A.)                                0.28        10/01/2021         2,240
     4,050    South Carolina Jobs EDA (LOC - Wells Fargo
                Bank, N.A.)                                           0.22         4/01/2033         4,050
     1,500    Summit County Port Auth. (LOC - Key Bank, N.A.)         0.32         7/01/2023         1,500
                                                                                                ----------
                                                                                                     7,790
                                                                                                ----------
              COMMODITY CHEMICALS (0.0%)
     1,450    BleachTech, LLC (LOC - PNC Bank, N.A.)                  0.23        11/01/2035         1,450
                                                                                                ----------
              COMMUNITY SERVICE (1.3%)
    25,000    Harris County Cultural Education Facilities
                Finance Corp. (LOC - Compass Bank)                    0.15         6/01/2038        25,000

================================================================================

14  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)         SECURITY                                            DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $11,600    Jackson County IDA (LOC - Commerce
                Bank, N.A.)                                           0.13%        7/01/2025    $   11,600
    20,165    Roman Catholic Diocese of Raleigh
                (LOC - Bank of America, N.A.)                         0.63         6/01/2018        20,165
     8,295    Toledo Lucas County Port Auth.
                (LOC - Fifth Third Bank)                              0.22         9/01/2019         8,295
                                                                                                ----------
                                                                                                    65,060
                                                                                                ----------
              COMPUTER STORAGE & PERIPHERALS (0.0%)
     1,950    Alameda County IDA (LOC - Bank of the West)             0.77        12/01/2040         1,950
                                                                                                ----------
              CONSTRUCTION & ENGINEERING (0.4%)
    17,845    Boland Holdings, LLC (LOC - PNC Bank, N.A.)             0.20        12/01/2039        17,845
                                                                                                ----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
     4,990    M-B Companies, Inc. (LOC - U.S. Bank, N.A.)             0.30         3/01/2048         4,990
                                                                                                ----------
              CONSTRUCTION MATERIALS (0.5%)
     2,040    DiGeronimo Aggregates, LLC
                (LOC - PNC Bank, N.A.)                                0.23         1/01/2015         2,040
     8,900    Paulding County (LOC - Bayerische Landesbank)           0.31         8/01/2026         8,900
     8,405    Upper Illinois River Valley Dev. Auth.
                (LOC - Bank of America, N.A.)                         0.27        12/01/2021         8,405
     4,595    Upper Illinois River Valley Dev. Auth.
                (LOC - Bank of America, N.A.)                         0.30        12/01/2021         4,595
                                                                                                ----------
                                                                                                    23,940
                                                                                                ----------
              DISTILLERS & VINTNERS (0.1%)
     2,400    Kentucky Rural EDA (LOC - PNC Bank, N.A.)               0.13        10/01/2016         2,400
                                                                                                ----------
              DISTRIBUTORS (0.3%)
    12,379    Bhavnani, LLC (LOC - U.S. Bank, N.A.)                   0.25         5/01/2038        12,379
                                                                                                ----------
              DIVERSIFIED CHEMICALS (0.1%)
     6,500    Port of Port Arthur Navigation District                 0.24         4/01/2033         6,500
                                                                                                ----------
              DIVERSIFIED METALS & MINING (0.1%)
     1,170    Lancaster IDA (LOC - Fulton Bank)                       1.70         1/01/2015         1,170
     1,330    Lancaster IDA (LOC - Fulton Bank)                       1.70         1/01/2027         1,330
                                                                                                ----------
                                                                                                     2,500
                                                                                                ----------
              DIVERSIFIED REAL ESTATE ACTIVITIES (3.1%)
     6,150    Fiore Capital, LLC (LOC - Harris Bank, N.A.)            0.30         8/01/2045         6,150
     7,000    Fiore Capital, LLC (LOC - Harris Bank, N.A.)            0.30         8/01/2045         7,000
     3,710    New Plaza Management, LLC
                (LOC - U.S. Bank, N.A.)                               0.23         2/01/2024         3,710
    48,485    New York City Housing Dev. Corp.
                (LOC - Landesbank Hessen-Thuringen)(d)                0.35         6/01/2039        48,485

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)         SECURITY                                            DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $16,940    NPJ Properties, LP (LOC - Manufacturers &
                Traders Trust Co.)                                    0.62%        2/01/2027    $   16,940
    30,085    Paca-Pratt Associates, Inc.
                (LOC - Manufacturers & Traders Trust Co.)             0.62         1/01/2038        30,085
     2,550    Pinnacle Properties Dev. Group, LLC
                (LOC - PNC Bank, N.A.)                                0.23         6/15/2041         2,550
     4,900    Rio Bravo, LLC (LOC - Wells Fargo Bank, N.A.)           0.25        12/01/2033         4,900
    11,750    Scion Real Estate Investments, LLC
                (LOC - Fifth Third Bank)                              0.39         1/02/2048        11,750
     1,195    Secor Realty, Inc. (LOC - PNC Bank, N.A.)               0.23         4/01/2020         1,195
     4,800    Stice-Hill Holding, LC (LOC - Hancock
                Bank of Louisiana)                                    1.07        12/01/2023         4,800
    14,235    Stobro Co., LP (LOC - Federal Home Loan
                Bank of Pittsburgh)                                   0.40         1/01/2032        14,235
                                                                                                ----------
                                                                                                   151,800
                                                                                                ----------
              EDUCATION (5.3%)
    18,230    Amherst IDA (LOC - Manufacturers & Traders
                Trust Co.)                                            0.13        10/01/2031        18,230
    15,585    California Educational Facilities Auth.
                (LOC - Bank of America, N.A.)                         0.06        10/01/2036        15,585
     8,525    Calvin College (LOC - JPMorgan Chase Bank, N.A.)        0.19        10/01/2037         8,525
     4,119    Chicago (LOC - Fifth Third Bank)                        0.21         4/01/2027         4,119
    10,705    Colorado Educational and Cultural Facilities Auth.
                (LOC - Fifth Third Bank)                              0.10         1/01/2029        10,705
    18,945    Colorado Educational and Cultural Facilities Auth.
                (LOC - Fifth Third Bank)                              0.12         5/15/2038        18,945
     8,750    Dallas Housing Finance Corp. (LIQ)
                (LOC - Citigroup, Inc.)(b)                            1.25         9/01/2019         8,750
     4,230    Educational and Cultural Facilities Auth.
                (LOC - Sovereign Bank)                                0.22         7/01/2037         4,230
     7,870    Lakewood Educational Facilities Auth.
                (LOC - Fifth Third Bank)                              0.20         8/01/2030         7,870
       790    Maine Finance Auth. (LOC - Sovereign Bank)              0.57         7/01/2016           790
     8,660    Massachusetts Dev. Finance Agency
                (LOC - Sovereign Bank)                                0.33         1/01/2037         8,660
     8,000    Massachusetts Dev. Finance Agency
                (LOC - RBS Citizens, N.A.)                            0.19         7/01/2043         8,000
    10,525    Michigan Higher Education Facilities Auth.
                (LOC - Comerica Bank, N.A.)                           0.13         8/01/2026        10,525
     2,965    Minnesota Higher Education Facilities Auth.
                (LOC - U.S. Bank, N.A.)                               0.20         4/01/2027         2,965
    21,645    Missouri Health and Educational Facilities Auth.
                (LOC - Fifth Third Bank)                              0.12         7/15/2037        21,645

================================================================================

16  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)         SECURITY                                            DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 7,455    Multnomah County (LOC - Key Bank, N.A.)                 0.15%        12/01/2029   $    7,455
     4,215    Nebraska Elementary and Secondary School
                Finance Auth. (LOC - Fifth Third Bank)                0.12          9/01/2029        4,215
    22,490    New Jersey EDA (LOC - Sovereign Bank)                   0.19          8/01/2037       22,490
     4,330    New York City IDA (LOC - JPMorgan Chase
                Bank, N.A.)                                           0.10         12/01/2034        4,330
       700    New York State Dormitory Auth.
                (LOC - Key Bank, N.A.)                                0.16          7/01/2038          700
     6,520    Oakland County EDC (LOC - Comerica Bank, N.A.)          0.13         12/01/2032        6,520
     4,900    Ohio Higher Education Facility
                (LOC - Key Bank, N.A.)                                0.24          1/01/2018        4,900
    10,165    Ohio Higher Education Facility
                (LOC - Fifth Third Bank)                              0.26          9/01/2030       10,165
     4,585    Rhode Island Health and Educational Building
                Corp. (LOC - RBS Citizens, N.A.)                      0.10          4/01/2035        4,585
    15,995    Rhode Island Health and Educational Building Corp.
                (LOC - RBS Citizens, N.A.)                            0.10          4/01/2036       15,995
     3,815    Rockland County IDA (LOC - TD Bank, N.A.)               0.20          5/01/2034        3,815
     9,975    Summit County (LOC - Fifth Third Bank)                  0.22          8/01/2030        9,975
     1,235    Univ. Athletic Association, Inc. (LOC - SunTrust Bank)  1.00         10/01/2031        1,235
    10,460    Washington Higher Education Facilities Auth.            0.12         10/01/2031       10,460
     6,600    Will County (LOC - Fifth Third Bank)                    0.21         12/01/2025        6,600
                                                                                                ----------
                                                                                                   262,984
                                                                                                ----------
              EDUCATION SERVICES (1.7%)
     8,097    Cornerstone Funding Corp. I (LOC - TD Bank, N.A.)       1.18          1/01/2025        8,097
     2,255    Educational Management Corp.
                (LOC - Old National Bank)                             0.25          5/01/2023        2,255
    11,515    Frisch School (LOC - Sovereign Bank)                    0.33          5/01/2036       11,515
     1,050    Grove City Church of the Nazarene
                (LOC - PNC Bank, N.A.)                                0.28          2/01/2024        1,050
     2,998    Indian Creek Christian Church, Inc
                (LOC - Fifth Third Bank)                              0.39          1/01/2056        2,998
    15,955    Indiana Educational Facilities Auth.
                (LOC - RBS Citizens, N.A.)                            0.25         10/01/2029       15,955
     4,000    Lexington-Fayette Urban County Government
                (LOC - Fifth Third Bank)                              0.20          1/01/2033        4,000
     7,275    Loganville Christian Academy, Inc. (LOC - Key
                Bank, N.A.)                                           0.43          6/01/2038        7,275
     3,800    New Jersey EDA (LOC - Sovereign Bank)                   0.19          5/01/2036        3,800
     2,705    Praise Tabernacle Outreach & Family Worship
                Center (LOC - Comerica Bank, N.A.)                    0.20          6/03/2024        2,705
     6,035    Rhode Island EDC (LOC - RBS Citizens, N.A.)             0.24          3/01/2038        6,035
     9,850    Rhode Island Health and Educational Building
                Corp. (LOC - RBS Citizens, N.A.)                      0.09          6/01/2035        9,850

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)         SECURITY                                            DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 2,085    St. Louis County IDA (LOC - Fifth Third Bank)           0.20%        9/01/2038    $    2,085
     4,110    Summit Country Day School (LOC - U.S. Bank, N.A.)       0.45         2/01/2019         4,110
     3,945    Yamhill County (LOC - Bank of America, N.A.)            0.33        10/01/2020         3,945
                                                                                                ----------
                                                                                                    85,675
                                                                                                ----------
              ELECTRIC UTILITIES (8.3%)
    19,500    Appling County Dev. Auth.                               0.11        12/01/2018        19,500
    25,000    Appling County Dev. Auth.                               0.11         9/01/2041        25,000
    40,000    Brazos River Auth. (LOC - Citibank, N.A.)               0.16        12/01/2036        40,000
     2,050    Dade County IDA                                         0.06         6/01/2021         2,050
     2,700    Delaware State EDA                                      0.35        10/01/2017         2,700
    23,500    Escambia County                                         0.09         4/01/2039        23,500
     6,550    Eutaw IDB                                               0.10        12/01/2020         6,550
     6,700    Floyd County Dev. Auth.                                 0.10         7/01/2022         6,700
    38,300    Garfield County Industrial Auth.                        0.23         1/01/2025        38,300
     8,500    Indiana Dev. Finance Auth.                              0.29        12/01/2038         8,500
     9,700    Indiana Dev. Finance Auth.                              0.36        12/01/2038         9,700
     2,730    Jackson County                                          0.13         7/01/2022         2,730
     1,500    Jacksonville                                            0.06         5/01/2029         1,500
     5,000    Louisa County                                           0.13         9/01/2016         5,000
    10,000    Louisa County                                           0.13        10/01/2024        10,000
    22,000    Martin County                                           0.09         7/15/2022        22,000
    14,000    Miami-Dade County IDA                                   0.11         2/01/2023        14,000
    10,600    Mississippi Business Finance Corp.                      0.09         7/01/2025        10,600
     9,400    Mississippi Business Finance Corp.                      0.11        12/01/2027         9,400
    13,520    Mississippi Business Finance Corp.                      0.09         5/01/2028        13,520
    18,065    Monroe County Dev. Auth.                                0.11        12/01/2041        18,065
    20,800    Putnam County IDA                                       0.08         4/01/2032        20,800
    30,000    St. Lucie County                                        0.11         5/01/2024        30,000
    68,700    St. Lucie County                                        0.08         9/01/2028        68,700
                                                                                                ----------
                                                                                                   408,815
                                                                                                ----------
              ELECTRIC/GAS UTILITIES (1.2%)
    10,000    Chatom IDB (NBGA)                                       0.24         8/01/2041        10,000
     3,100    Long Island Power Auth. (LOC - Bayerische
                Landesbank)                                           0.11         5/01/2033         3,100
    46,700    Long Island Power Auth. (LOC - WestLB A.G.)             0.12         5/01/2033        46,700
                                                                                                ----------
                                                                                                    59,800
                                                                                                ----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
     2,785    Putnam County IDA (LOC - RBS Citizens, N.A.)            0.19         7/01/2032         2,785
                                                                                                ----------
              FOOD DISTRIBUTORS (0.4%)
     3,750    Alameda County IDA (LOC - Comerica Bank, N.A.)          0.30        12/01/2040         3,750
     2,310    Avalon Foodservice, Inc. (LOC - PNC Bank, N.A.)         0.23         6/01/2022         2,310

================================================================================

18  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)         SECURITY                                            DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 5,027    CCO, LLC (LOC - Fifth Third Bank)                       0.44%        9/01/2024    $    5,027
     1,710    Massachusetts Dev. Finance Agency
                (LOC - Sovereign Bank)                                0.50        12/01/2021         1,710
     9,115    Putnam County IDA (LOC - JPMorgan Chase
                Bank, N.A.)                                           0.21        12/01/2024         9,115
                                                                                                ----------
                                                                                                    21,912
                                                                                                ----------
              FOOD RETAIL (0.2%)
     3,060    Food Supply, Inc. (LOC - SunTrust Bank)                 0.75         5/01/2024         3,060
     8,235    Saubels Market, Inc. (LOC - Fulton Bank)                1.70         5/01/2034         8,235
                                                                                                ----------
                                                                                                    11,295
                                                                                                ----------
              FOREST PRODUCTS (0.1%)
     5,480    Rex Lumber, LLC (LOC - Federal Home Loan
                Bank of Dallas)                                       0.23         2/01/2022         5,480
                                                                                                ----------
              GAS UTILITIES (0.6%)
    27,165    Summit Utilities, Inc. (LOC - JPMorgan Chase
                Bank, N.A.)                                           0.42         4/01/2038        27,165
                                                                                                ----------
              GENERAL MERCHANDISE STORES (0.3%)
    12,745    Marion EDA (LOC - Key Bank, N.A.)                       0.45         2/01/2035        12,745
                                                                                                ----------
              GENERAL OBLIGATION (3.8%)
     7,500    Bridgeview (LOC - Harris Bank, N.A.)                    0.27        12/01/2038         7,500
    20,000    Chicago Board of Education (LOC - JPMorgan
                Chase Bank, N.A.)                                     0.07         3/01/2031        20,000
    11,960    Covington (LOC - U.S. Bank, N.A.)                       0.45        12/01/2029        11,960
    13,865    Fiddler's Business Improvement District
                (LOC - Key Bank, N.A.)                                0.35        12/01/2037        13,865
    25,000    Fiddler's Business Improvement District
                (LOC - Key Bank, N.A.)                                0.16        12/01/2038        25,000
    10,475    Michigan Charter Township of Commerce
                (LOC - Comerica Bank, N.A.)                           0.27        10/01/2018        10,475
    34,845    Michigan Charter Township of Commerce
                (LOC - Federal Home Loan Bank of Boston)              0.20        10/01/2034        34,845
     9,100    New York City (LOC - JPMorgan Chase Bank, N.A.)         0.05         8/01/2016         9,100
    55,570    Southern Ute Indian Tribe(b)                            0.20         1/01/2027        55,570
                                                                                                ----------
                                                                                                   188,315
                                                                                                ----------
              HEALTH CARE FACILITIES (5.8%)
    13,255    Bronson Lifestyle Improvement & Research Center
                (LOC - Fifth Third Bank)                              0.43         9/01/2030        13,255
     6,840    Capital Markets Access Co., LC (LOC - Comerica
                Bank, N.A.)                                           0.23         7/01/2025         6,840
     9,205    Clinic Investment, LP (LOC - PNC Bank, N.A.)            0.23         6/01/2015         9,205

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)         SECURITY                                            DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 1,550    Columbia County Capital Resource Corp.
                (LOC - HSBC Bank USA)                                 0.33%        7/01/2015    $    1,550
     2,505    Columbia County IDA (LOC - HSBC Bank USA)               0.32         7/01/2027         2,505
     3,125    Community Behavioral Healthcare Cooperative of
                Pennsylvania (LOC - Fulton Bank)                      1.70         9/01/2027         3,125
     3,385    Crozer Keystone Health System
                (LOC - TD Bank, N.A.)                                 0.27        12/15/2021         3,385
     1,460    District of Columbia (LOC - Manufacturers &
                Traders Trust Co.)                                    0.62         7/01/2032         1,460
     4,640    Dunn Nursing Home, Inc. (LOC - Federal
                Home Loan Bank of Atlanta)                            0.23         2/01/2024         4,640
     3,706    Four Flags Properties, Inc. (LOC - Fifth Third Bank)    0.44        10/01/2028         3,706
     5,400    Genoa Medical Dev., LLC (LOC - Fifth Third Bank)        0.39        12/01/2045         5,400
     5,320    Hamot Surgery Center, LLC (LOC - PNC Bank, N.A.)        0.23         7/01/2030         5,320
    12,700    Healthcare Network Properties, LLC
                (LOC - PNC Bank, N.A.)                                0.20         1/01/2029        12,700
    21,035    Healthcare Property Group, LLC
                (LOC - SunTrust Bank)                                 0.45        12/01/2030        21,035
     5,280    Heart Property, LLC (LOC - PNC Bank, N.A.)              0.23         7/01/2026         5,280
     5,310    IHA Capital Dev., LLC (LOC - Fifth Third Bank)          0.39         6/01/2053         5,310
     7,400    Jackson 2000, LLC (LOC - Key Bank, N.A.)                0.45         6/01/2049         7,400
     2,270    Labcon North America (LOC - Bank of the West)           0.77         1/01/2040         2,270
     5,370    Louisiana Public Facilities Auth.
                (LOC - Capital One, N.A.)                             0.80         7/01/2028         5,370
     4,935    MCE MOB IV, LP (LOC - PNC Bank, N.A.)                   0.20         8/01/2022         4,935
     3,725    Medical Center of Athens (LOC - Federal Home
                Loan Bank of Atlanta)                                 0.32         9/01/2032         3,725
     8,110    Medical Properties Investment Co. - Walker, LLC
                (LOC - Fifth Third Bank)                              0.39        11/01/2035         8,110
     7,950    MediLucent MOB I, LP (LOC - PNC Bank, N.A.)             0.20         8/01/2030         7,950
     7,240    Medina County (LOC - PNC Bank, N.A.)                    0.20         8/01/2037         7,240
    13,070    MMC Corp. (LOC - JPMorgan Chase Bank, N.A.)             0.65        11/01/2035        13,070
    12,735    New Tristate Ventures, LLC (LOC - Fifth Third Bank)     0.39         5/01/2026        12,735
     3,280    Ohio Presbyterian Retirement Services
                (LOC - PNC Bank, N.A.)                                0.23         7/01/2033         3,280
     4,830    Onondaga County IDA (LOC - HSBC Bank USA)               0.32         1/01/2023         4,830
    20,210    OSF Finance Co., LLC (LOC - PNC Bank, N.A.)             0.20        12/01/2037        20,210
    24,180    Polk County IDA (LOC - Bank of America, N.A.)           0.63        12/01/2018        24,180
     7,015    Premier Senior Living, LLC (LOC - Wells Fargo
                Bank, N.A.)                                           0.37         8/01/2037         7,015
     4,885    Premier Senior Living, LLC (LOC - Wells Fargo
                Bank, N.A.)                                           0.37         8/01/2037         4,885
     3,160    Premier Senior Living, LLC (LOC - Wells Fargo
                Bank, N.A.)                                           0.37         8/01/2037         3,160

================================================================================

20  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)         SECURITY                                            DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 4,065    Premier Senior Living, LLC (LOC - Wells Fargo
                Bank, N.A.)                                           0.37%        8/01/2037    $    4,065
    24,420    Premier Senior Living, LLC (LOC - Wells Fargo
                Bank, N.A.)                                           0.37         8/01/2037        24,420
     2,690    Premier Senior Living, LLC (LOC - Wells Fargo
                Bank, N.A.)                                           0.37         8/01/2037         2,690
     1,665    Premier Senior Living, LLC (LOC - Wells Fargo
                Bank, N.A.)                                           0.37         8/01/2037         1,665
     2,270    Premier Senior Living, LLC (LOC - Wells Fargo
                Bank, N.A.)                                           0.37         8/01/2037         2,270
       265    Surgery Center Financing Corp. (LOC - PNC
                Bank, N.A.)                                           0.23         4/01/2020           265
     4,275    Wisconsin Health and Educational Facilities Auth.
                (LOC - KBC Bank N.V.)                                 1.85         3/01/2038         4,275
     3,400    Woodbury County (LOC - Wells Fargo Bank, N.A.)          0.25        12/01/2014         3,400
                                                                                                ----------
                                                                                                   288,131
                                                                                                ----------
              HEALTH CARE SERVICES (0.3%)
     8,850    Central Ohio Medical Textiles (LOC - PNC
                Bank, N.A.)                                           0.20         3/01/2023         8,850
     7,150    Kaneville Road Joint Venture (LOC - Federal Home
                Loan Bank of Chicago)                                 0.25        11/01/2032         7,150
                                                                                                ----------
                                                                                                    16,000
                                                                                                ----------
              HEALTH MISCELLANEOUS (0.4%)
     7,815    Dayton-Montgomery County
                (LOC - Fifth Third Bank)                              0.20        11/15/2028         7,815
     4,015    Everett Clinic P.S. (LOC - Bank of America, N.A.)       0.33         5/01/2027         4,015
     2,060    Kent Hospital Finance Auth.
                (LOC - Fifth Third Bank)                              0.20        10/01/2041         2,060
     4,925    Michigan Strategic Fund Ltd.
                (LOC - Fifth Third Bank)                              0.20         8/01/2023         4,925
                                                                                                ----------
                                                                                                    18,815
                                                                                                ----------
              HOME FURNISHINGS (0.1%)
     4,060    Caddo Parish IDB (LOC - Capital One, N.A.)              0.45         7/01/2024         4,060
     1,405    Maryland EDC (LOC - Manufacturers & Traders
                Trust Co.)                                            0.62         8/01/2016         1,405
                                                                                                ----------
                                                                                                     5,465
                                                                                                ----------
              HOME IMPROVEMENT RETAIL (0.2%)
     7,175    Brookhaven IDA (LOC - Capital One, N.A.)                0.57         1/01/2025         7,175
                                                                                                ----------
              HOMEFURNISHING RETAIL (0.0%)
     1,795    Columbus Dev. Auth. (LOC - SunTrust Bank)               0.50         9/01/2023         1,795
                                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)         SECURITY                                            DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
              HOSPITAL (5.9%)
   $ 3,000    Albany IDA (LOC - RBS Citizens, N.A.)                   0.87%        5/01/2035    $    3,000
     2,180    Bonita Community Health Center, Inc.
                (LOC - Fifth Third Bank)                              0.39        12/01/2031         2,180
    14,850    Colorado Health Facilities Auth.
                (LOC - Compass Bank)                                  0.16         5/15/2020        14,850
     8,345    Colorado Health Facilities Auth.
                (LOC - Compass Bank)                                  0.16         5/15/2030         8,345
     3,225    Fayette County (LOC - PNC Bank, N.A.)                   0.20         8/01/2023         3,225
     7,235    Floyd County (LOC - JPMorgan Chase
                Bank, N.A.)                                           0.37        12/01/2020         7,235
    59,760    Harris County Health Facilities Dev. Corp.
                (LOC - Compass Bank)                                  0.27        11/15/2047        59,760
    15,000    Illinois Finance Auth. (LOC - Wells Fargo
                Bank, N.A.)                                           0.05         8/01/2044        15,000
     9,200    Indiana Health Facility Financing Auth.
                (LOC - Bank of America, N.A.)                         0.27         1/01/2019         9,200
     3,750    Johnson City Health and Educational Facilities
                Board (LOC - U.S. Bank, N.A.)                         0.23         7/01/2033         3,750
    11,400    Johnson City Health and Educational Facilities
                Board (LOC - Mizuho Corporate Bank, Ltd.)             0.23         7/01/2033        11,400
    19,145    Kentucky Economic Dev. Finance Auth. (INS)(LIQ)         0.10         8/01/2018        19,145
     3,500    Long Beach Health Facility                              0.06        10/01/2016         3,500
    20,000    Massachusetts Health and Educational Facilities
                Auth. (LOC - JPMorgan Chase Bank, N.A.)               0.06        10/01/2049        20,000
     7,500    Michigan Hospital Finance Auth.
                (LOC - Fifth Third Bank)                              0.21        12/01/2032         7,500
     7,500    Michigan Hospital Finance Auth.
                (LOC - Fifth Third Bank)                              0.21        12/01/2032         7,500
    15,960    Mountain States Health Alliance
                (LOC - Mizuho Corporate Bank, Ltd.)                   0.23         7/01/2026        15,960
    17,000    Oklahoma Dev. Finance Auth.
                (LOC - Bank of America, N.A.)                         0.09        12/01/2038        17,000
    13,755    Pinellas County Health Facilities Auth.
                (LOC - SunTrust Bank)                                 0.17         7/01/2034        13,755
     3,010    Pinellas County Health Facilities Auth.
                (LOC - SunTrust Bank)                                 0.17         7/01/2036         3,010
     7,625    Sweetwater County (LOC - Key Bank, N.A.)                0.17         9/01/2037         7,625
    18,600    Sweetwater County (LOC - Key Bank, N.A.)                0.27         9/01/2037        18,600
     6,575    Virginia Commonwealth Univ. Health System
                Auth. (LOC - Wells Fargo Bank, N.A.)                  0.04         7/01/2030         6,575
     5,390    Washington Health Care Facilities Auth. (INS)(LIQ)      0.16        12/01/2036         5,390

================================================================================

22  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)         SECURITY                                            DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 9,425    West Virginia State Hospital Finance Auth.
                (LOC - Fifth Third Bank)                              0.25%       10/01/2033    $    9,425
                                                                                                ----------
                                                                                                   292,930
                                                                                                ----------
              HOTELS, RESORTS & CRUISE LINES (0.3%)
     2,645    Connecticut Dev. Auth. (LOC - TD Bank, N.A.)            0.31        12/01/2028         2,645
    12,970    Forward Corp. (LOC - Fifth Third Bank)                  0.39        12/01/2030        12,970
                                                                                                ----------
                                                                                                    15,615
                                                                                                ----------
              HOUSEHOLD APPLIANCES (0.2%)
    10,415    Mississippi Business Finance Corp.
                (LOC - Wells Fargo Bank, N.A.)                        0.34         6/01/2015        10,415
                                                                                                ----------
              INDUSTRIAL CONGLOMERATES (0.1%)
     3,300    Guymon Utilities Auth. (LOC - Bank of the West)         0.60         2/01/2023         3,300
                                                                                                ----------
              INDUSTRIAL GASES (0.2%)
    11,550    California Pollution Control Financing Auth.            0.04         3/01/2041        11,550
                                                                                                ----------
              INDUSTRIAL MACHINERY (0.3%)
     5,245    AL-FE Heat Treating, Inc. (LOC - PNC Bank, N.A.)        0.23         5/01/2021         5,245
     3,485    Boone County (LOC - Fifth Third Bank)                   0.29         7/01/2026         3,485
     2,075    Lynchburg IDA (LOC - PNC Bank, N.A.)                    0.12         3/01/2029         2,075
     1,375    Michigan Strategic Fund Ltd.
                (LOC - Fifth Third Bank)                              0.29         3/01/2023         1,375
     1,545    Sterling Pipe & Tube, Inc. (LOC - PNC Bank, N.A.)       0.23        11/01/2012         1,545
     3,180    Trumbull County (LOC - Key Bank, N.A.)                  0.32         4/01/2017         3,180
                                                                                                ----------
                                                                                                    16,905
                                                                                                ----------
              INTEGRATED OIL & GAS (0.4%)
    20,000    Calhoun County Navigation IDA                           0.18         1/01/2024        20,000
                                                                                                ----------
              INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
     9,885    South Central Communications Corp.
                (LOC - Fifth Third Bank)                              0.39         4/01/2018         9,885
                                                                                                ----------
              LEISURE FACILITIES (1.5%)
     5,675    Cattail Creek Country Club, Inc.
                (LOC - Manufacturers & Traders Trust Co.)             0.62         3/01/2031         5,675
     3,200    Healthtrack Sports & Wellness, LP
                (LOC - JPMorgan Chase Bank, N.A.)                     0.25         2/15/2027         3,200
     9,400    Turfway Park, LLC (LOC - Bank of America, N.A.)         0.46         7/01/2022         9,400
    55,000    Twins Ballpark, LLC (INS)(LIQ)(b)                       0.20        10/01/2034        55,000
                                                                                                ----------
                                                                                                    73,275
                                                                                                ----------
              LEISURE PRODUCTS (0.1%)
     2,650    Rhode Island Industrial Facilities Corp.
                (LOC - TD Bank, N.A.)                                 0.36         2/01/2021         2,650

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)         SECURITY                                            DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 4,410    Robert C. Fox Jr. (LOC - Comerica Bank, N.A.)           0.31%        6/01/2033    $    4,410
                                                                                                ----------
                                                                                                     7,060
                                                                                                ----------
              LIFE & HEALTH INSURANCE (0.2%)
     6,680    Lavonne Johnson Life Insurance Trust
                (LOC - Federal Home Loan Bank of Atlanta)             0.23         6/01/2031         6,680
     1,850    Ronald Ray Irrevocable Life Insurance Trust
                (LOC - Federal Home Loan Bank of Atlanta)             0.23         8/01/2022         1,850
                                                                                                ----------
                                                                                                     8,530
                                                                                                ----------
              MANAGED HEALTH CARE (0.1%)
     3,635    Jacksonville Economic Dev. Commission
                (LOC - Fifth Third Bank)                              0.39         9/01/2017         3,635
                                                                                                ----------
              MARINE (0.1%)
     6,320    Washington Economic Dev. Finance Auth.
                (LOC - Key Bank, N.A.)                                0.77         3/01/2037         6,320
                                                                                                ----------
              MISCELLANEOUS (0.5%)
     8,800    Long Beach (LOC - Wells Fargo Bank, N.A.)               0.17        11/01/2030         8,800
    13,705    Michigan Municipal Bond Auth.
                (LOC - Fifth Third Bank)                              0.39        11/01/2037        13,705
                                                                                                ----------
                                                                                                    22,505
                                                                                                ----------
              MULTIFAMILY HOUSING (3.7%)
     7,395    California Statewide Communities Dev. Auth. (LIQ)
                (LOC - Citigroup, Inc.)(b)                            1.50         7/01/2015         7,395
     8,200    Columbus Regional Airport Auth.
                (LOC - Sovereign Bank)                                0.48        12/01/2034         8,200
     3,480    Montana Board of Housing (LIQ)
                (LOC - Citigroup, Inc.)(b)                            1.50        10/01/2033         3,480
     9,500    New York Housing Finance Agency
                (LOC - Landesbank Hessen-Thuringen)                   0.35        11/01/2034         9,500
    24,150    New York Housing Finance Agency
                (LOC - Landesbank Hessen-Thuringen)                   0.35        11/01/2041        24,150
    30,000    New York Housing Finance Agency
                (LOC - Landesbank Baden-Wurttemberg)                  1.00        11/01/2041        30,000
    20,000    New York Housing Finance Agency
                (LOC - Landesbank Baden-Wurttemberg)                  1.40        11/01/2041        20,000
     2,360    New York Housing Finance Agency
                (LOC - Landesbank Hessen-Thuringen)                   0.33        11/01/2044         2,360
     3,500    Provence, LLC (LOC - Bank of America, N.A.)             0.60         9/01/2037         3,500
     6,865    Southeast Texas Housing Finance Corp. (LIQ)
                (LOC - Citigroup, Inc.)(b)                            1.50         6/01/2019         6,865
     1,030    Vermont Housing Finance Agency
                (LOC - Key Bank, N.A.)                                0.32         1/01/2038         1,030

================================================================================

24  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)         SECURITY                                            DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 5,350    Washington Housing Finance Commission (LIQ)
                (LOC - Citigroup, Inc.)(b)                            1.50%       10/01/2033    $    5,350
    59,365    Washington Housing Finance Commission
                (LOC - HSH Nordbank A.G.)                             1.75         3/01/2036        59,365
                                                                                                ----------
                                                                                                   181,195
                                                                                                ----------
              NURSING/CCRC (2.9%)
     5,000    Allegheny County IDA (LOC - PNC Bank, N.A.)             0.05        12/01/2041         5,000
     2,580    Berks County Municipal Auth. (LOC - Citizens
                Bank of Pennsylvania)                                 0.28         5/15/2022         2,580
     4,700    Bucks County IDA (LOC - Citizens
                Bank of Pennsylvania)                                 0.12         1/01/2037         4,700
    20,000    California Statewide Communities Dev. Auth.
                (LOC - Sovereign Bank)                                0.23         4/01/2037        20,000
     8,890    Delaware County Auth. (LOC - Citizens
                Bank of Pennsylvania)                                 0.11         4/01/2030         8,890
     4,730    Escambia County Health Facilities Auth.
                (LOC - TD Bank, N.A.)                                 0.02        11/15/2015         4,730
     7,000    Harrisonburg IDA (LOC - Branch
                Banking & Trust Co.)                                  0.07         4/01/2036         7,000
    39,300    Illinois Dev. Finance Auth. (INS)(LIQ)                  0.18         9/01/2031        39,300
     6,755    Illinois State Health Facilities Auth.
                (LOC - Fifth Third Bank)                              0.37        11/01/2033         6,755
     2,430    Indiana Finance Auth. (LOC - Federal Home
                Loan Bank of Indianapolis)                            0.18         7/01/2029         2,430
    10,000    Iowa Finance Auth. (LOC - Sovereign Bank)               0.22        11/01/2042        10,000
     1,200    Lynchburg Redevelopment & Housing Auth.
                (LOC - Manufacturers & Traders Trust Co.)             0.62        12/01/2034         1,200
    18,180    New Jersey EDA (LOC - Sovereign Bank)                   0.19         5/15/2033        18,180
     4,290    North Carolina Medical Care Commission
                (LOC - Sovereign Bank)                                0.22        10/01/2015         4,290
     1,185    Roanoke County EDA (LOC - Branch
                Banking & Trust Co.)                                  1.28        10/01/2028         1,185
     2,910    Westchester County IDA
                (LOC - Sovereign Bank)                                0.20         1/01/2031         2,910
     5,430    Westmoreland County IDA
                (LOC - Sovereign Bank)                                0.22         1/01/2036         5,430
                                                                                                ----------
                                                                                                   144,580
                                                                                                ----------
              PACKAGED FOODS & MEAT (0.6%)
     3,980    Brewster Dairy, Inc. (LOC - Bank of Montreal)           0.23         4/03/2023         3,980
    13,825    Indianapolis Recovery Zone Facility (LOC - Fifth
                Third Bank)                                           0.20        12/01/2030        13,825
     2,805    Lancaster IDA (LOC - Fulton Bank)                       1.70         6/01/2027         2,805
     2,110    Laurel County (LOC - Rabobank Nederland N.V.)           0.49         3/01/2015         2,110

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)         SECURITY                                            DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 5,860    St. Tammany Parish (LOC - Federal Home Loan
                Bank of Dallas)                                       0.29%        7/01/2022    $    5,860
                                                                                                ----------
                                                                                                    28,580
                                                                                                ----------
              PAPER PACKAGING (0.0%)
     1,650    Washington Finance EDA (LOC - Wells Fargo
                Bank, N.A.)                                           0.25         4/01/2033         1,650
                                                                                                ----------
              PAPER PRODUCTS (0.1%)
     5,600    Willacoochee Dev. Auth. (LOC - Federal Home Loan
                Bank of Atlanta)                                      0.18         5/01/2021         5,600
                                                                                                ----------
              PERSONAL PRODUCTS (0.0%)
     2,100    Suffolk County IDA (LOC - Citibank, N.A.)               0.51        12/01/2019         2,100
                                                                                                ----------
              PHARMACEUTICALS (1.6%)
     7,000    Montgomery County IDA (LOC - Landesbank
                Hessen-Thuringen)                                     1.67         4/01/2022         7,000
    20,000    New Hampshire Business Finance Auth.
                (LOC - Landesbank Hessen-Thuringen)                   1.67        11/01/2020        20,000
    19,500    New Hampshire Business Finance Auth.
                (LOC - Landesbank Hessen-Thuringen)                   1.67         9/01/2025        19,500
    30,000    New Hampshire Business Finance Auth.
                (LOC - Landesbank Hessen-Thuringen)                   1.67         4/01/2030        30,000
                                                                                                ----------
                                                                                                    76,500
                                                                                                ----------
              REAL ESTATE OPERATING COMPANIES (4.8%)
     4,235    Beaver Creek Enterprises, Inc.
                (LOC - PNC Bank, N.A.)                                0.23         3/02/2020         4,235
     3,090    Cain Capital Investments, LLC
                (LOC - Federal Home Loan Bank of Cincinnati)          0.32        10/01/2046         3,090
     6,165    Congress Commons, LLC (LOC - Federal
                Home Loan Bank of Chicago)                            0.37        12/01/2050         6,165
    28,710    DeKalb County Housing Auth. (LIQ)
                (LOC - Citigroup, Inc.)(b)                            0.85        11/07/2012        28,710
     7,940    Donegal Crossing Associates, LLC (LOC - Federal
                Home Loan Bank of Pittsburgh)                         0.28         8/15/2027         7,940
     5,405    East Hempfield IDA (LOC - Fulton Bank)                  1.50        10/15/2026         5,405
    15,750    Fairway Park Properties, LLC (LOC - PNC
                Bank, N.A.)                                           0.23        10/15/2026        15,750
    18,090    Florida Housing Finance Corp. (LOC - Key
                Bank, N.A.)                                           0.56         6/15/2036        18,090
     6,060    Forsyth County (LOC - Fifth Third Bank)                 0.22         1/01/2037         6,060
     3,820    Fountains Apartments, LLC (LOC - Fifth Third Bank)      0.39         9/01/2036         3,820
     1,750    Fulton County Housing Auth. (LOC - Federal Home
                Loan Bank of Atlanta)                                 0.16         2/01/2041         1,750
     7,750    Harlan Dev. Co., LLC (LOC - Fifth Third Bank)           0.39        12/01/2023         7,750

================================================================================

26  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)         SECURITY                                            DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 7,592    Harlan Dev. Co., LLC (LOC - Fifth Third Bank)           0.39%       12/01/2044    $    7,592
     2,355    Hickory Creek Apartments, LLC
                (LOC - Fifth Third Bank)                              0.39         9/01/2036         2,355
     2,265    Islip IDA (LOC - Citibank, N.A.)                        0.51        11/01/2020         2,265
     3,136    J Investments, LLC (LOC - Fifth Third Bank)             0.39        12/01/2055         3,136
     2,484    Katz Capital Corp. (LOC - Fifth Third Bank)             0.39        11/15/2029         2,484
     4,000    Michigan Equity Group (LOC - Fifth Third Bank)          0.39        12/01/2034         4,000
     3,593    MRN, LP (LOC - U.S. Bank, N.A.)                         0.40        12/01/2033         3,593
    10,000    Nashville and Davidson County Health and
                Educational Facilities Board
                (LOC - Fifth Third Bank)                              0.30         9/01/2036        10,000
     7,800    New York City Housing Dev. Corp.
                (LOC - Landesbank Hessen-Thuringen)                   0.35        12/01/2036         7,800
    33,570    New York City Housing Dev. Corp.
                (LOC - RBS Citizens, N.A.)                            0.20         3/01/2048        33,570
     5,105    Orange County Housing Finance Auth.
                (LOC - Compass Bank)                                  0.28         1/15/2040         5,105
     3,200    Pennsylvania Economic Dev. Financing Auth.
                (LOC - PNC Bank, N.A.)                                0.20         4/01/2035         3,200
     2,530    Richfield Technology Associates, LLC
                (LOC - U.S. Bank, N.A.)                               0.23         4/01/2020         2,530
     8,850    Shepherd Capital, LLC (LOC - Federal Home Loan
                Bank of Indianapolis)                                 0.25        11/01/2052         8,850
     4,830    Sugar Creek Finance Co., LLC (LOC - PNC
                Bank, N.A.)                                           0.23         6/01/2042         4,830
     3,565    Syracuse IDA (LOC - Key Bank, N.A.)                     0.32        10/01/2039         3,565
     2,986    TKBF, LLC (LOC - Fifth Third Bank)                      0.39         2/01/2108         2,986
     6,392    TKBF, LLC (LOC - Fifth Third Bank)                      0.39         3/01/2108         6,392
    15,315    Willow Interests, LLC (LOC - Fifth Third Bank)          0.44         4/01/2025        15,315
                                                                                                ----------
                                                                                                   238,333
                                                                                                ----------
              REAL ESTATE TAX/FEE (0.9%)
    40,705    Irvine (LOC - KBC Bank N.V.)                            0.39         9/02/2050        40,705
     5,200    Jasper, Morgan, Newton, & Walton County
                (LOC - JPMorgan Chase Bank, N.A.)                     0.22        12/01/2020         5,200
                                                                                                ----------
                                                                                                    45,905
                                                                                                ----------
              REGIONAL BANKS (0.1%)
     2,850    Cobb County IDA (LOC - Federal Home Loan
                Bank of Atlanta)                                      0.23         2/01/2030         2,850
                                                                                                ----------
              REITs - DIVERSIFIED (1.1%)
    52,025    New York Housing Finance Agency
                (LOC - Landesbank Hessen-Thuringen)                   0.40         5/01/2042        52,025
                                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)         SECURITY                                            DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
              RESEARCH & CONSULTING SERVICES (0.6%)
   $28,230    Fuller Road Management Corp.
                (LOC - Key Bank, N.A.)                                0.43%        7/01/2037    $   28,230
                                                                                                ----------
              RESTAURANTS (0.2%)
    11,585    Ft. Myers, Inc. (LOC - Fifth Third Bank)                0.39        11/01/2017        11,585
                                                                                                ----------
              SALES TAX (0.1%)
     5,600    Arista Metropolitan District (LOC - Compass Bank)       1.00        12/01/2030         5,600
                                                                                                ----------
              SINGLE FAMILY HOUSING (0.4%)
     3,975    Montgomery County (LOC - PNC Bank, N.A.)                0.20         7/01/2039         3,975
    13,450    Vermont Housing Finance Agency (INS)(LIQ)               0.15         5/01/2037        13,450
                                                                                                ----------
                                                                                                    17,425
                                                                                                ----------
              SPECIAL ASSESSMENT/TAX/FEE (1.0%)
     7,285    Denver Urban Renewal Auth.
                (LOC - Compass Bank)                                  0.75         9/01/2017         7,285
     7,900    Irvine (LOC - KBC Bank N.V.)                            0.39         9/02/2024         7,900
    17,454    Irvine (LOC - KBC Bank N.V.)                            0.39         9/02/2032        17,454
    15,000    Metropolitan Transportation Auth.
                (LOC - KBC Bank N.V.)                                 0.90        11/01/2025        15,000
     3,200    Sheridan Redevelopment Agency
                (LOC - JPMorgan Chase Bank, N.A.)                     0.45        12/01/2029         3,200
                                                                                                ----------
                                                                                                    50,839
                                                                                                ----------
              SPECIALIZED CONSUMER SERVICES (0.1%)
     4,851    Cornerstone Funding Corp. I
                (LOC - PNC Bank, N.A.)                                1.13         9/01/2025         4,851
                                                                                                ----------
              SPECIALTY STORES (0.7%)
    28,100    Bass Pro Rossford Development Co., LLC
                (LOC - Fifth Third Bank)                              0.44        11/01/2027        28,100
     1,625    Flowerland Garden Centers of Cleveland, Inc.
                (LOC - Fifth Third Bank)                              0.44         8/01/2026         1,625
     4,615    Spencer Co., Inc. (LOC - Federal Home Loan
                Bank of Atlanta)                                      0.57         2/01/2021         4,615
                                                                                                ----------
                                                                                                    34,340
                                                                                                ----------
              STEEL (0.5%)
    10,000    Illinois Finance Auth. (LOC - UniCredit Bank A.G.)      2.00         2/01/2037        10,000
     6,785    Klein Steel Services, Inc. (LOC - Manufacturers &
                Traders Trust Co.)                                    0.62         8/01/2025         6,785
     2,690    Metaltec Steel Abrasive Co. (LOC - Comerica
                Bank, N.A.)                                           0.32        11/01/2034         2,690
     2,500    Mississippi Business Finance Corp.
                (LOC - Federal Home Loan Bank of Dallas)              0.35         7/01/2020         2,500
                                                                                                ----------
                                                                                                    21,975
                                                                                                ----------

================================================================================

28  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)         SECURITY                                            DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
              TOLL ROADS (0.8%)
   $38,530    MTA of New York (INS)(LIQ)                              0.24%       11/01/2029    $   38,530
     2,300    New York State Thruway Auth. (LIQ)(b)                   0.09         4/01/2013         2,300
                                                                                                ----------
                                                                                                    40,830
                                                                                                ----------
              WATER/SEWER UTILITY (0.7%)
    19,790    Chicago (INS)(LIQ)(b)                                   0.28         1/01/2015        19,790
     3,827    Hesperia Public Financing Auth. (LOC - Bank of
                America, N.A.)                                        0.33         6/01/2026         3,827
     5,100    Irvine Ranch Water District (LOC - Bank of
                America, N.A.)                                        0.05         4/01/2033         5,100
     6,000    West Palm Beach Utility System (LIQ)(b)                 0.28        10/01/2012         6,000
                                                                                                ----------
                                                                                                    34,717
                                                                                                ----------
              Total Variable-Rate Demand Notes (cost: $3,771,555)                                3,771,555
                                                                                                ----------
              TOTAL INVESTMENTS (COST: $4,899,218)                                              $4,899,218
                                                                                                ==========

----------------------------------------------------------------------------------------------------------
($ IN 000s)                                              VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------------
                                              (LEVEL 1)             (LEVEL 2)      (LEVEL 3)
                                          QUOTED PRICES     OTHER SIGNIFICANT    SIGNIFICANT
                                      IN ACTIVE MARKETS            OBSERVABLE   UNOBSERVABLE
ASSETS                             FOR IDENTICAL ASSETS                INPUTS         INPUTS         TOTAL
----------------------------------------------------------------------------------------------------------
Money Market Instruments:
  Fixed-Rate Instruments                             $-            $   66,037             $-    $   66,037
  Commercial Paper                                    -             1,016,626              -     1,016,626
  Put Bonds                                           -                45,000              -        45,000
  Variable-Rate Demand Notes                          -             3,771,555              -     3,771,555
----------------------------------------------------------------------------------------------------------
TOTAL                                                $-            $4,899,218             $-    $4,899,218
----------------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The cost of securities at January 31, 2012, for federal income tax purposes, was approximately the same as reported in the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   CATEGORIES AND DEFINITIONS

    FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

    COMMERCIAL PAPER -- unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it may also be interest-bearing.

    PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

================================================================================

30  | USAA MONEY MARKET FUND

================================================================================

    VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    ABS    Asset-Backed Financing
    CSD    Central School District
    EDA    Economic Development Authority
    EDC    Economic Development Corp.
    IDA    Industrial Development Authority/Agency
    IDB    Industrial Development Board
    IDC    Industrial Development Corp.
    ISD    Independent School District
    MTA    Metropolitan Transportation Authority
    REIT   Real estate investment trust

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

    The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Asset Management Company (the Manager)

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  31

================================================================================

    also attempts to minimize credit risk in the Fund through rigorous internal credit research.

    (INS) Principal and interest payments are insured by Assured Guaranty Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Citibank, N.A., Citigroup, Inc., Deutsche Postbank, JPMorgan Chase Bank, N.A., Key Bank, N.A., PNC Bank, N.A., TD Bank, N.A., U.S. Bank, N.A., Wells Fargo Bank, N.A., or WestLB A.G.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Minnesota General Obligation, National Rural Utility Corp., or Texas Permanent School Fund.

o   SPECIFIC NOTES

    (a) At January 31, 2012, the aggregate market value of securities purchased on a when-issued basis was $7,876,000.

    (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

================================================================================

32  | USAA MONEY MARKET FUND

================================================================================

    (c) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (d) At January 31, 2012, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  33

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities (amortized cost approximates market value)   $4,899,218
   Cash                                                                       20,563
   Receivables:
      Capital shares sold                                                     10,002
      USAA Asset Management Company (Note 4C)                                    212
      Interest                                                                 1,801
      Securities sold                                                         23,396
                                                                          ----------
         Total assets                                                      4,955,192
                                                                          ----------
LIABILITIES
   Payables:
      Securities purchased                                                     7,876
      Capital shares redeemed                                                 10,425
      Dividends on capital shares                                                  7
   Accrued management fees                                                     1,006
   Accrued transfer agent's fees                                                 454
   Other accrued expenses and payables                                           264
                                                                          ----------
         Total liabilities                                                    20,032
                                                                          ----------
            Net assets applicable to capital shares outstanding           $4,935,160
                                                                          ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                        $4,935,082
   Accumulated undistributed net investment income                                 8
   Accumulated net realized gain on investments                                   70
                                                                          ----------
            Net assets applicable to capital shares outstanding           $4,935,160
                                                                          ==========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                             4,935,604
                                                                          ==========
   Net asset value, redemption price, and offering price per share        $     1.00
                                                                          ==========

See accompanying notes to financial statements.

================================================================================

34  | USAA MONEY MARKET FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                      $  8,478
                                                                        --------
EXPENSES
   Management fees                                                         5,971
   Administration and servicing fees                                       2,488
   Transfer agent's fees                                                   7,044
   Custody and accounting fees                                               320
   Postage                                                                   231
   Shareholder reporting fees                                                 95
   Trustees' fees                                                              7
   Registration fees                                                          41
   Professional fees                                                         116
   Other                                                                      61
                                                                        --------
         Total expenses                                                   16,374
   Transfer agent's fees reimbursed (Note 4D)                               (853)
   Expenses reimbursed                                                    (8,146)
                                                                        --------
         Net expenses                                                      7,375
                                                                        --------
NET INVESTMENT INCOME                                                      1,103
                                                                        --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                          70
                                                                        --------
   Increase in net assets resulting from operations                     $  1,173
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  35

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2012 (unaudited), and year ended July 31,
2011

---------------------------------------------------------------------------------------

                                                             1/31/2012        7/31/2011
---------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                   $     1,103      $       512
   Net realized gain on investments                                 70                8
                                                           ----------------------------
      Increase in net assets resulting from operations           1,173              520
                                                           ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                        (1,099)          (1,042)
                                                           ----------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                 1,795,048        3,923,661
   Reinvested dividends                                          1,091            1,082
   Cost of shares redeemed                                  (1,881,762)      (4,220,678)
                                                           ----------------------------
      Decrease in net assets from capital
          share transactions                                   (85,623)        (295,935)
                                                           ----------------------------
   Net decrease in net assets                                  (85,549)        (296,457)

NET ASSETS
   Beginning of period                                       5,020,709        5,317,166
                                                           ----------------------------
   End of period                                           $ 4,935,160      $ 5,020,709
                                                           ============================
Accumulated undistributed net investment income:
   End of period                                           $         8      $         4
                                                           ============================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                               1,795,048        3,923,661
   Shares issued for dividends reinvested                        1,091            1,082
   Shares redeemed                                          (1,881,762)      (4,220,678)
                                                           ----------------------------
      Decrease in shares outstanding                           (85,623)        (295,935)
                                                           ============================

See accompanying notes to financial statements.

================================================================================

36  | USAA MONEY MARKET FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this semiannual report pertains only to the USAA Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is the highest income consistent with preservation of capital and the maintenance of liquidity.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

   2. Repurchase agreements are valued at cost, which approximates market value.

   3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA Asset Management Company (the Manager), an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Trust's Board of Trustees.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

================================================================================

38  | USAA MONEY MARKET FUND

================================================================================

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of January 31, 2012, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $7,876,000; all of which were when-issued securities.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2012, custodian and other bank credits reduced the Fund's expenses by less than $500.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses, and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2012, the Fund paid CAPCO facility fees of $13,000, which represents 9.7% of the total fees paid to

================================================================================

40  | USAA MONEY MARKET FUND

================================================================================

CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2012.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2012, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended January 31, 2012, the Fund did not incur any income tax, interest, or penalties. As of January 31, 2012, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended July 31, 2011, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year. For the six-month period ended

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

   January 31, 2012, the Fund incurred management fees, paid or payable to the Manager, of $5,971,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended January 31, 2012, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $2,488,000.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2012, the Fund reimbursed the Manager $74,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield. The Manager can modify or terminate this arrangement at any time. For the six-month period ended January 31, 2012, the Fund incurred reimbursable expenses of $8,999,000, of which $212,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2012, the Fund incurred transfer agent's fees, paid or payable to SAS, of $7,044,000. During the six-month period ended January 31, 2012, SAS reimbursed the

================================================================================

42  | USAA MONEY MARKET FUND

================================================================================

   Fund $853,000 for corrections in fees paid for the administration and servicing of certain accounts.

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31, 2012, USAA and its affiliates owned 4,000 shares which represents less than 0.01% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) NEW ACCOUNTING PRONOUNCEMENT

   FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager has evaluated the impact of this guidance noting that the only impact is to the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED
                               JANUARY 31,                      YEAR ENDED JULY 31,
                              ---------------------------------------------------------------------------------------------
                                    2012             2011             2010             2009            2008            2007
                              ---------------------------------------------------------------------------------------------
Net asset value at
  beginning of period         $     1.00       $     1.00       $     1.00       $     1.00      $     1.00      $     1.00
                              ---------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income              .00(a)           .00(a)           .00(a)           .02             .04             .05
  Net realized and
    unrealized gain                  .00(a)           .00(a)           .00(a)           .00(a)          .00(a)          .00(a),(b)
                              ---------------------------------------------------------------------------------------------
Total from investment
  operations                         .00(a)           .00(a)           .00(a)           .02             .04             .05
                              ---------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.00)(a)         (.00)(a)         (.00)(a)         (.02)           (.04)           (.05)
                              ---------------------------------------------------------------------------------------------
Net asset value at
  end of period               $     1.00       $     1.00       $     1.00       $     1.00      $     1.00      $     1.00
                              =============================================================================================
Total return (%)*                    .02(f)           .02              .16(e)          1.86            3.70            4.91(b)
Net assets at
  end of period (000)         $4,935,160       $5,020,709       $5,317,166       $6,112,293      $5,833,182      $5,062,461
Ratios to average
  net assets:**
  Expenses (%)(c)                    .30(d),(f)       .40              .56(e)           .63             .57             .58
  Expenses, excluding
    reimbursements (%)(c)            .66(d),(f)       .65              .62(e)             -               -               -
  Net investment
    income (%)                       .04(d)           .01              .17             1.83            3.60            4.81

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2012, average net assets were
    $4,946,913,000.
(a) Represents less than $0.01 per share.
(b) For the year ended July 31, 2007, the Manager reimbursed the Fund $1,000 for a loss incurred from the sale of a portion of a security that exceeded the amount allowed to be held of that type of security under the Fund's investment restrictions. The reimbursement had no effect on the Fund's per share net realized gain or total return.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01% of average net assets.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) For the period ended July 31, 2010, SAS reimbursed the Fund $817,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by 0.01%. This decrease is excluded from the expense ratios in the Financial Highlights table.
(f) For the period ended January, 31, 2012, SAS reimbursed the Fund $853,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by 0.03%. This decrease is excluded from the expense ratios in the Financial Highlights table.

================================================================================

44  | USAA MONEY MARKET FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2011, through January 31, 2012.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending

================================================================================

                                                           EXPENSE EXAMPLE |  45

================================================================================

account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                            EXPENSES PAID
                                    BEGINNING             ENDING           DURING PERIOD*
                                  ACCOUNT VALUE       ACCOUNT VALUE       AUGUST 1, 2011 -
                                  AUGUST 1, 2011     JANUARY 31, 2012     JANUARY 31, 2012
                                  --------------------------------------------------------
Actual                              $1,000.00           $1,000.20              $1.51

Hypothetical
 (5% return before expenses)         1,000.00            1,023.63               1.53

* Expenses are equal to the Fund's annualized expense ratio of 0.30%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.02% for the six-month period of August 1, 2011, through January 31, 2012.

================================================================================

46  | USAA MONEY MARKET FUND

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
                                       Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      USAA.COM select "Investments,"
AT USAA.COM                            then "Mutual Funds"

OR CALL                                Under "Investments" view
(800) 531-USAA                         account balances, or click
        (8722)                        "I want to...," and select
                                       the desired action.
--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

             [LOGO OF USAA]
                 USAA(R)
   WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   23428-0312                                (C)2012, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.
ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2012

By:*     /S/ CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:     03/26/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03/27/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     03/26/2012
         ------------------------------


*Print the name and title of each signing officer under his or her signature.